Due to Related Party (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 29, 2020	Dec. 31, 2020
Due to Related Party (Details) [Line Items]
Initial public offering shares		1,260,000
Warrants issue		1,260,000
Amounts receivable, related party transactions (in Dollars)
Accel Telecom Inc. [Member]
Due to Related Party (Details) [Line Items]
Total share capital percentage	15.00%